Debt, Description of fair value adjustments for guaranteed notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term debt [Line Items]
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 235	$ 64
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 195	(40)
Guaranteed Notes due 2025, 1.25% [Member]
Long-term debt [Line Items]
Maturity year	2025
Stated interest rate (in hundredths)	1.25%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 12	2
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 14	2
Guaranteed Notes due 2026, 0.875% [Member]
Long-term debt [Line Items]
Maturity year	2026
Stated interest rate (in hundredths)	0.875%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 12	3
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 13	1
Guaranteed Notes due 2027, 3.5% [Member]
Long-term debt [Line Items]
Maturity year	2027
Stated interest rate (in hundredths)	3.50%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 46	56
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 0	(46)
Guaranteed Notes due 2030, 3.375% [Member]
Long-term debt [Line Items]
Maturity year	2030
Stated interest rate (in hundredths)	3.375%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 23	(2)
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 21	(2)
Guaranteed Notes due 2030, 2.25% [Member]
Long-term debt [Line Items]
Maturity year	2030
Stated interest rate (in hundredths)	2.25%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 22	2
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 24	2
Guaranteed Notes due 2031, 1.625% [Member]
Long-term debt [Line Items]
Maturity year	2031
Stated interest rate (in hundredths)	1.625%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 11
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 11
Guaranteed Notes due 2050, 4.2% [Member]
Long-term debt [Line Items]
Maturity year	2050
Stated interest rate (in hundredths)	4.20%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 10	3
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 13	$ 3
Guaranteed Notes due 2051, 3.625% [Member]
Long-term debt [Line Items]
Maturity year	2051
Stated interest rate (in hundredths)	3.625%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 90
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 90
Guaranteed Notes due 2060, 3.8% [Member]
Long-term debt [Line Items]
Maturity year	2060
Stated interest rate (in hundredths)	3.80%
Gain (loss) on fair value adjustments of the hedged item related to interest rate swaps	$ 9
Cumulative fair value hedging adjustments included in the carrying amount of debt	$ 9